Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000009056 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000009056 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000009056 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009056 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000009056 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009056 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009056 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000009056 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000009056 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009056 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009056 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009056 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009056 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009056 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009056 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009056 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009050 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000009050 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000009050 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009050 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000009050 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009050 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009050 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000009050 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000009050 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009050 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009050 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009050 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009050 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009050 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009050 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009050 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009052 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000009052 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000009052 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009052 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000009052 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009052 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009052 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000009052 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000009052 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009052 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009052 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009052 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009052 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009052 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009052 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009052 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155628 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000155628 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000155628 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000155628 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000155628 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000155628 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000155628 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000155628 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000155628 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000155628 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000155628 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000155628 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155628 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000155628 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000155628 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000155628 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113497 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000113497 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000113497 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000113497 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000113497 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000113497 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113497 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000113497 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000113497 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000113497 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000113497 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113497 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113497 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113497 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113497 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000113497 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009054 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000009054 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000009054 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009054 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000009054 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009054 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009054 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000009054 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000009054 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009054 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009054 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009054 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009054 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009054 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009054 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009054 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009055 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000009055 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000009055 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009055 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000009055 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009055 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009055 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000009055 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000009055 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009055 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009055 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009055 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009055 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009055 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009055 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009055 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106452 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000106452 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000106452 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106452 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000106452 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000106452 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106452 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000106452 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000106452 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000106452 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000106452 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106452 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106452 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000106452 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106452 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106452 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009068 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000009068 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009068 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009068 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000009068 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009068 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000009068 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000009068 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000009068 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009068 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009068 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009068 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009068 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009068 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009068 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009068 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009068 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000009068 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009068 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009068 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034075 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000034075 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000034075 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034075 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000034075 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034075 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000034075 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000034075 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000034075 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034075 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000034075 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034075 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034075 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034075 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034075 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034075 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000034075 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000034075 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000034075 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034075 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009062 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000009062 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009062 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009062 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000009062 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009062 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000009062 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000009062 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000009062 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009062 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009062 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009062 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009062 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009062 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009062 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009062 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009062 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000009062 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009062 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009062 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009064 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000009064 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009064 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009064 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000009064 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009064 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000009064 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000009064 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000009064 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009064 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009064 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009064 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009064 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009064 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009064 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009064 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009064 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000009064 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009064 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009064 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155629 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000155629 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000155629 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000155629 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000155629 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000155629 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000155629 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000155629 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000155629 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000155629 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000155629 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000155629 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000155629 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155629 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000155629 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155629 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000155629 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000155629 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000155629 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000155629 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113498 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000113498 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000113498 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113498 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000113498 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000113498 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000113498 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000113498 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000113498 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113498 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000113498 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000113498 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000113498 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113498 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000113498 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113498 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113498 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000113498 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000113498 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000113498 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009066 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000009066 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009066 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009066 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000009066 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009066 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000009066 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000009066 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000009066 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009066 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009066 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009066 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009066 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009066 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009066 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009066 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009066 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000009066 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009066 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009066 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009067 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000009067 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009067 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009067 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000009067 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009067 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000009067 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000009067 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000009067 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009067 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009067 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009067 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009067 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009067 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009067 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009067 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009067 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000009067 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009067 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009067 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106453 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000106453 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000106453 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106453 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000106453 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106453 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000106453 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000106453 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000106453 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106453 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000106453 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106453 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106453 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106453 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106453 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106453 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106453 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000106453 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000106453 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106453 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009077 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000009077 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009077 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009077 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000009077 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000009077 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000009077 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000009077 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009077 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009077 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009077 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009077 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009077 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000009077 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009077 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000009077 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000009077 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009077 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009071 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000009071 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009071 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009071 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000009071 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000009071 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000009071 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000009071 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009071 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009071 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009071 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009071 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009071 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000009071 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009071 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000009071 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000009071 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009071 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009073 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000009073 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009073 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009073 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000009073 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000009073 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000009073 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000009073 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009073 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009073 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009073 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009073 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009073 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000009073 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009073 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000009073 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000009073 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009073 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000155630 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000155630 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000155630 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155630 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000155630 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000155630 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000155630 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000155630 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000155630 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155630 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000155630 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000155630 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000155630 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000155630 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000155630 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000155630 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000155630 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000155630 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113499 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000113499 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113499 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113499 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000113499 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000113499 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000113499 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000113499 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000113499 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113499 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000113499 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000113499 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000113499 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000113499 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113499 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000113499 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000113499 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000113499 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009075 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000009075 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009075 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009075 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000009075 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000009075 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000009075 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000009075 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009075 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009075 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009075 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009075 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009075 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000009075 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009075 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000009075 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000009075 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009075 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009076 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000009076 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009076 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009076 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000009076 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000009076 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000009076 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000009076 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009076 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009076 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009076 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009076 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009076 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000009076 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009076 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000009076 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000009076 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009076 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106454 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000106454 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106454 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106454 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000106454 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000106454 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000106454 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000106454 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000106454 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106454 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106454 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000106454 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000106454 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000106454 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106454 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000106454 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000106454 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000106454 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009086 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000009086 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000009086 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009086 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000009086 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009086 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000009086 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000009086 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000009086 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009086 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009086 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009086 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009086 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009086 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009086 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009086 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009086 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009086 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009086 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034076 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000034076 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000034076 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034076 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000034076 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034076 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000034076 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000034076 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000034076 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034076 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000034076 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034076 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000034076 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034076 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034076 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034076 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034076 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000034076 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034076 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009080 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000009080 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000009080 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009080 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000009080 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009080 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000009080 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000009080 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000009080 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009080 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009080 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009080 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009080 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009080 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009080 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009080 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009080 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009080 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009080 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009082 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000009082 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000009082 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009082 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000009082 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009082 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000009082 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000009082 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000009082 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009082 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009082 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009082 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009082 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009082 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009082 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009082 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009082 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009082 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009082 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000155631 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000155631 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000155631 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000155631 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000155631 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155631 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000155631 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000155631 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000155631 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000155631 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000155631 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000155631 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000155631 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155631 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000155631 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000155631 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000155631 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000155631 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000155631 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113500 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000113500 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000113500 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000113500 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000113500 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113500 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000113500 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000113500 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000113500 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000113500 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000113500 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113500 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113500 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113500 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000113500 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000113500 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113500 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000113500 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113500 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009084 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000009084 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000009084 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009084 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000009084 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009084 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000009084 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000009084 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000009084 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009084 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009084 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009084 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009084 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009084 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009084 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009084 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009084 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009084 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009084 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009085 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000009085 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000009085 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009085 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000009085 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009085 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000009085 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000009085 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000009085 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009085 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009085 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009085 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009085 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009085 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009085 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009085 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009085 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009085 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009085 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106455 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000106455 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000106455 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106455 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000106455 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106455 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000106455 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000106455 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000106455 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106455 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000106455 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106455 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106455 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106455 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106455 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106455 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106455 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000106455 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106455 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009105 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000009105 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009105 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009105 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000009105 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009105 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000009105 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000009105 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000009105 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009105 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009105 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009105 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009105 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009105 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009105 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009105 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009105 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000009105 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000009105 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009105 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034077 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000034077 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000034077 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034077 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000034077 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000034077 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000034077 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000034077 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000034077 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034077 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034077 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034077 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034077 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034077 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034077 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034077 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034077 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000034077 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000034077 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000034077 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009099 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000009099 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009099 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009099 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000009099 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009099 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000009099 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000009099 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000009099 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009099 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009099 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009099 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009099 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009099 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009099 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009099 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009099 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000009099 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000009099 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009099 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009101 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000009101 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009101 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009101 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000009101 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009101 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000009101 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000009101 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000009101 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009101 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009101 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009101 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009101 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009101 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009101 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009101 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009101 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000009101 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000009101 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009101 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000155632 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000155632 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000155632 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155632 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000155632 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000155632 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000155632 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000155632 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000155632 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000155632 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000155632 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000155632 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000155632 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000155632 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000155632 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000155632 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000155632 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000155632 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000155632 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000155632 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113501 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000113501 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113501 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113501 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000113501 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000113501 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000113501 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000113501 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000113501 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113501 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000113501 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000113501 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113501 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000113501 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113501 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113501 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113501 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000113501 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000113501 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000113501 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009103 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000009103 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009103 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009103 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000009103 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009103 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000009103 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000009103 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000009103 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009103 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009103 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009103 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009103 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009103 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009103 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009103 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009103 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000009103 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000009103 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009103 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009104 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000009104 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009104 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009104 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000009104 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009104 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000009104 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000009104 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000009104 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009104 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009104 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009104 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009104 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009104 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009104 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009104 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009104 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000009104 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000009104 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009104 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106456 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000106456 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106456 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106456 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000106456 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000106456 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000106456 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000106456 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000106456 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106456 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000106456 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000106456 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106456 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106456 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106456 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106456 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106456 [Member] | Intermediate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000106456 [Member] | Multi Sector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000106456 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106456 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%